Offerings - Offering: 1	Jun. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.086 per share, issuable under the Reliance Global Group, Inc. 2025 Equity Incentive Plan, as amended
Amount Registered | shares	350,000
Proposed Maximum Offering Price per Unit	3.375
Maximum Aggregate Offering Price	$ 1,181,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 163.13
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that may become issuable under the Reliance Global Group, Inc. 2025 Equity Incentive Plan, as amended (the "Plan"), as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of the Registrant's Common Stock. The share amount also reflects the proportionate adjustment of the Plan share reserve effected pursuant to the anti-dilution provisions of the Plan in connection with the reverse stock split effective May 18, 2026. This Registration Statement covers 350,000 additional shares of the Registrant's Common Stock issuable under the Plan, reflecting the increase in the number of shares authorized for issuance under the Plan approved by the Registrant's stockholders on May 6, 2026. A prior Registration Statement on Form S-8 (File No. 333-288553), filed July 7, 2025, registered the 50,000 shares previously authorized under the Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based upon the average of the high and low prices of the Common Stock as reported on the Nasdaq Capital Market on June 26 2026, a date within five business days prior to the date of filing of this Registration Statement.